Deferred income - Additional information (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Deferred income
Deferred maintenance and license revenue	€ 44,905	€ 42,780	€ 34,287